Subsequent events - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Millions						6 Months Ended			9 Months Ended
	Sep. 16, 2022 EUR (€)	Aug. 18, 2022	May 15, 2022 USD ($)	Jan. 27, 2022 EUR (€) € / shares shares	Jan. 21, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 27, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 01, 2021 EUR (€)	Apr. 19, 2021	Apr. 07, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Net assets									€ 62,834,000						€ 90,701,000
Consideration transferred, acquisition-date fair value									52,556,000			€ 13,200,000			55,800,000
Repayment of loans receivable						€ 0		€ 34,449,000
Loans receivable						11,179,000			25,516,000						39,804,000
Increase in financial guarantee | $							$ 88.0
Warrants trading value				€ 14,100,000
Shares conversion ratio				0.117%
Number of shares outstanding | shares				458,721,777						458,721,777
Percentage of issued capital outstanding				93.58%
Cash and cash equivalents less redemptions amount									41,178,000						€ 30,191,000
Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Net assets				€ 146,200,000
Percentage of voting equity interests acquired														100.00%
Consideration transferred, acquisition-date fair value														€ 11,100,000
Shares conversion ratio				0.117%
Number of shares outstanding | shares				458,721,777						458,721,777
Percentage of issued capital outstanding				93.58%
Amendment issued to exercise call options to purchase percentage of shares		100.00%
Cash and cash equivalents less redemptions amount				€ 170,600,000
Transaction costs recognized as reduction of share capital				1,400,000
Digital Gaming Corporation [Member] | Standard Bank [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument face value | $											$ 50.0
Loans Receivable [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of loans receivable									21,500,000
Loans receivable									25,500,000
Loans Receivable [Member] | Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Repayment of loans receivable									21,500,000
Loans receivable									€ 25,500,000
Financial Guarantee [Member] | Digital Gaming Corporation [Member] | Standard Bank [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument face value						20,000,000
Financial Guarantee [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in financial guarantee | $					$ 50.0
Borrowings, maturity					18 months
Financial Guarantee [Member] | Bottom of range [member] | Increase In Credit Facility One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in financial guarantee | $					$ 78.0
Financial Guarantee [Member] | Bottom of range [member] | Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Increase in financial guarantee | $					$ 50.0
Borrowings, maturity					18 months
Financial Guarantee [Member] | Bottom of range [member] | Super Group (SGHC) Limited | Increase In Credit Facility One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in financial guarantee | $					$ 78.0
Financial Guarantee [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in financial guarantee | $					$ 78.0
Borrowings, maturity					36 months
Financial Guarantee [Member] | Top of range [member] | Increase In Credit Facility One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in financial guarantee | $			$ 150.0
Financial Guarantee [Member] | Top of range [member] | Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Increase in financial guarantee | $					$ 78.0
Borrowings, maturity					36 months
Financial Guarantee [Member] | Top of range [member] | Super Group (SGHC) Limited | Increase In Credit Facility One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in financial guarantee | $			$ 150.0
Events After Reporting Period [Member] | RSU [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate Fair Value Of Awards						45,600,000
Events After Reporting Period [Member] | Verno Holdings Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amendment issued to exercise call options to purchase percentage of shares		100.00%
Events After Reporting Period [Member] | Super Group (SGHC) Limited | RSU [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate Fair Value Of Awards						45,600,000
Lease Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Lease commitment amount	€ 70,000,000
Lease agreement term	15 years
Lease Agreement [Member] | Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Lease commitment amount	€ 70,000,000
Lease agreement term	15 years
Sports Entertainment Acquisition Corp [Member] | Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Transaction costs expensed						21,600,000
Sports Entertainment Acquisition Corp [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Net assets				146,200,000		€ 164,000,000
Consideration transferred, acquisition-date fair value				€ 272,800,000
Common stock trading price per share | (per share)				€ 7.19						$ 8.14
Common stock trading value				€ 226,400,000
Business combination listing expense recognized on excess of consideration over assets acquired				126,200,000
Transaction costs expensed				21,600,000
Cash and cash equivalents less redemptions amount				170,600,000
Deferred underwriting fees				17,500,000
Accrued expenses				4,600,000
Transaction costs				22,900,000
Sports Entertainment Acquisition Corp [Member] | Major business combination [member] | Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value				€ 272,800,000
Common stock trading price per share | (per share)				€ 7.19						8.14
Common stock trading value				€ 226,400,000
Business combination listing expense recognized on excess of consideration over assets acquired				126,200,000
Business combination additional other listing expense				22,900,000
Transaction costs expensed				21,600,000
Cash and cash equivalents less redemptions amount				170,600,000
Deferred underwriting fees				17,500,000
Accrued expenses				4,600,000
Transaction costs				22,900,000
Transaction costs recognized as reduction of share capital				€ 1,400
Sports Entertainment Acquisition Corp [Member] | Major business combination [member] | Public warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants trading price per warrant | (per share)				€ 1.44						1.63
Warrants trading value				€ 32,300,000
Sports Entertainment Acquisition Corp [Member] | Major business combination [member] | Public warrants [Member] | Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Warrants trading price per warrant | (per share)				€ 1.44						$ 1.63
Warrants trading value				€ 32,300,000
Sports Entertainment Acquisition Corp [Member] | Major business combination [member] | Private Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants trading value				€ 14,100,000
Digital Gaming Corporation [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired														100.00%
Consideration transferred, acquisition-date fair value														€ 11,100,000
Digital Gaming Corporation [Member] | Financial Guarantee [Member] | Standard Bank [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument face value | $										$ 108.0
Digital Gaming Corporation [Member] | Financial Guarantee [Member] | Super Group (SGHC) Limited | Standard Bank [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument face value | $										$ 108.0
BlueJay Limited [Member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired													70.00%
BlueJay Limited [Member] | Major business combination [member] | Super Group (SGHC) Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired													70.00%